Financial instruments and financial risk management (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Foreign countries [member]
IfrsStatementLineItems [Line Items]
[custom:ForeignExchangeRiskDescription]	The Company is exposed to foreign exchange risk due to its investments in foreign operations whose functional currency is the Canadian Dollar. The following table summarizes the impact of a 10% change in
Trade and other current receivables [member] | Credit risk [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivables
One counter party [member]
IfrsStatementLineItems [Line Items]
Accounts receivable and other receivables percentage	75.00%	40.00%